Business Combinations - Fair value of assets acquired and liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 02, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Apr. 05, 2018	Dec. 31, 2017
Fair value of net assets acquired
Goodwill		$ 417,696	$ 417,696	$ 418,711		$ 401,724
Useful life		3 years
ShoCard, Inc
Fair value of net assets acquired
In process research and development	$ 3,550
Goodwill	1,015
Deferred tax asset	954
Other assets	11
Total assets acquired	5,530
Other liabilities	(2)
Total liabilities assumed	(2)
Net assets acquired	5,528
Goodwill deductible for tax purposes	0
Acquisition related expenses	$ 500
ShoCard, Inc | Developed technology
Fair value of net assets acquired
Useful life	7 years
Elastic Beam Inc.
Fair value of net assets acquired
In process research and development					$ 3,006
Goodwill					15,972
Deferred tax asset					108
Other assets					3
Total assets acquired					19,089
Deferred revenue					(115)
Total liabilities assumed					(115)
Net assets acquired					18,974
Goodwill deductible for tax purposes					$ 0
Acquisition related expenses			$ 600